Combined Debtor-In-Possession Financial Information - Combined Debtors' Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 112,225		$ 111,968	$ 343,332			$ 104,621
Taxes receivable	29,565		32,556	30,767			59,771
Prepaid expenses and other current assets	51,476		32,681	80,322			59,050
Total current assets	420,910		366,412	602,284			422,107
Property and equipment, at cost	1,518,663		1,155,725	4,777,697			10,306,625
Accumulated depreciation	(56,588)		0	(1,200,628)			(2,572,701)
Property and equipment, net	1,462,075		1,155,725	3,577,069			7,733,924
Other assets	46,882		70,420	84,584			128,467
Total assets	2,094,768		1,705,946	4,263,937			8,284,498
Current liabilities
Accounts payable	106,429		81,949	95,159			108,208
Accrued payroll and related costs	56,442		35,615	36,553			56,056
Taxes payable	39,312		34,211	36,819			30,715
Other current liabilities	35,031		33,635	49,820			171,397
Total current liabilities	241,507		185,410	218,351			516,928
Deferred income taxes	13,568		21,525	9,292			68,201
Other liabilities	67,025		86,743	108,039			260,898
Liabilities subject to compromise			0	4,239,643
Total liabilities	728,100		687,178	4,575,325			4,625,526
Total shareholders' equity	1,366,668	$ 1,385,724	1,018,768	(311,388)	$ 2,509,034	$ 2,556,970	3,658,972	$ 4,654,574	$ 5,950,628
Total liabilities and equity	$ 2,094,768		$ 1,705,946	4,263,937			$ 8,284,498
Liabilities subject to compromise payables to non debtor affiliates				6,217,729
Parent Company And Subsidiaries Debtor In Possession
Current assets
Cash and cash equivalents				201,239
Accounts receivable				117,179
Receivables from non-debtor affiliates				2,921,225
Taxes receivable				24,475
Prepaid expenses and other current assets				58,973
Short-term notes receivable from non-debtor affiliates				365,112
Total current assets				3,688,203
Property and equipment, at cost				4,728,956
Accumulated depreciation				(1,184,698)
Property and equipment, net				3,544,258
Investment in non-debtor affiliates				19,622,028
Receivables from non-debtor affiliates				551,368
Other assets				60,173
Total assets				27,466,030
Current liabilities
Accounts payable				76,190
Accounts payable to non-debtor affiliates				36,140
Accrued payroll and related costs				31,327
Taxes payable				24,865
Other current liabilities				40,652
Total current liabilities				209,174
Deferred income taxes				8,678
Other liabilities				99,441
Liabilities subject to compromise				10,457,372
Total liabilities				10,774,665
Total shareholders' equity				16,691,365
Total liabilities and equity				$ 27,466,030